Stock-Based Compensation - Restricted Stock Units (RSUs (Details) - RSUs - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-Based Compensation
Award vesting period	3 years
Units
Non-vested at beginning of period (in shares)	1,458,082
Granted (in shares)	266,938
Forfeited (in shares)	(73,905)
Vested (in shares)	(933,876)
Non-vested at end of period (in shares)	717,239	1,458,082
Weighted Average Grant Date Fair Value per Unit
Non-vested at beginning of period (in usd per share)	$ 16.16
Granted (in usd per share)	37.37	$ 28.90	$ 12.44
Forfeited (in usd per share)	24.73
Vested (in usd per share)	14.20
Non-vested at end of period (in usd per share)	$ 25.56	$ 16.16
Vested in period, fair value	$ 36	$ 42	$ 19
Weighted average grant date fair value (in usd per share)	$ 37.37	$ 28.90	$ 12.44